Borrowings and lease liabilities - Reconciliation of lease liabilities (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of borrowing costs [Abstract]
Opening balance	$ 186	$ 185	$ 185
Lease liabilities recognised	37	75	90
Repayment of lease liabilities	(44)	(40)	(82)
Finance costs paid on lease liabilities	(5)	(5)	(10)
Interest charged to the income statement	5	5	11
Change in estimate	1	3	7
Translation	0	(3)	(1)
Closing balance	178	214	186
Lease liabilities
Non-current	106	138	102
Current	$ 72	$ 76	$ 84